Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of net intangible assets
	As of July 31,
	2021	2020
Financial and news platform	$56,250	$56,611
Software	320,000	339,569
Total	376,250	396,180
Less: accumulated amortization	(142,919)	(65,742)
Intangible assets	$233,331	$330,456